SEGMENTED INFORMATION	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SEGMENTED INFORMATION

18. SEGMENTED INFORMATION

The Company organizes its three segments based on product lines as well as a Corporate segment. The three segments are Drones, Vital (Vital Intelligence), and Corporate. The Drones segment derives its revenue from products and services related to the sale of unmanned aerial vehicles (UAV). The Vital segment derives its revenue from the sale of products that measure vitals to help detect symptoms from large groups of people from a distance. The Corporate segment includes all costs not directly associated with the Drone and Vital segments. The Company aggregates the information for the segments by analyzing the revenue steam and allocating direct costs to that respective segment. The Corporate segment is aggregated by relying on the entity that includes corporate costs (Draganfly Inc.).

September 30, 2023	Drones	Vital	Corporate	Total
Sales of goods	$4,215,220	$400,065	$-	$4,615,285
Provision of services	1,023,257	-	-	1,023,257
Total revenue	5,238,477	400,065	-	5,638,542
Segment loss (income)	12,812,936	(140,366)	6,183,566	18,856,136
Finance and other costs	(74,397)	-	(3,069)	(77,466)
Depreciation	354,139	-	7,984	362,123
Amortization	26,969	-	-	26,969
Change in fair value of derivative liability	-	-	(57,314)	(57,314)
Loss on write-off of notes receivable	-	-	104,780	104,780
Loss on write down of inventory	208,247	-	-	208,247
Net loss for the year	$13,327,894	$(140,366)	$6,235,947	$19,423,475

September 30, 2022	Drones	Vital	Corporate	Total
Sales of goods	$4,530,686	$-	$-	$4,530,686
Provision of services	1,596,102	164,110	-	1,760,212
Total revenue	6,126,788	164,110	-	6,290,898
Segment loss	4,451,926	489,361	9,439,940	16,771,803
Finance and other costs	3,985	-	(38,107)	(34,122)
Depreciation	133,511	-	4,574	138,085
Amortization	134,001	101,136	-	134,001
Change in fair value of derivative liability	-	-	(5,168,672)	(5,168,672)
Loss on write-off of notes receivable	-	-	(771,260)	(771,260)
Net loss for the year	$7,012,863	$590,497	$3,466,475	$11,069,835

	For the three months ended September 30		For the nine months ended September 30,
Revenue	2023	2022	2023	2022
Canada	$1,736,850	$1,359,986	$5,227,983	$4,530,686
United States	401,167	516,235	410,559	1,760,212
	$2,138,017	$1,876,221	$5,638,542	$6,290,898

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Nine Months Ended September 30, 2023

Expressed in Canadian Dollars (unaudited)

18. SEGMENTED INFORMATION (CONT’D)

Geographic revenue is measured by aggregating sales based on the country and the entity where the sale was made.